Notes Payables - Schedule of Movement of Notes Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Payables [Abstract]
Beginning balance	$ 8,471	$ 2,046
Additions	34,003	8,515	2,119
Repayments	(27,381)	(2,022)
Exchange rate effect	(186)	(68)	(73)
Total	$ 14,907	$ 8,471	$ 2,046